Leases liabilities- Summary of Leases liabilities (Parenthetical) (Detail) - USD ($) $ in Thousands				12 Months Ended
	Nov. 01, 2024	Mar. 01, 2023	Feb. 17, 2023	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Gain on lease termination				$ 0	$ 121	$ 0
CA
Disclosure of quantitative information about right-of-use assets [line items]
Termination Of Leases Operating Lease Right Of Use Liability			$ 799
Termination Of Leases Operating Lease Right Of Use Assets			920
Gain on lease termination			$ 121
Right Of Use Asset Obtained In Exchange For Operating Lease Liabilities		$ 326
IE
Disclosure of quantitative information about right-of-use assets [line items]
Right Of Use Asset Obtained In Exchange For Operating Lease Liabilities	$ 603